Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 6,971	$ 5,892
Short-term investments	10,801	13,937
Trade and other receivables	7,611	4,915
Other current assets	2,761	1,955
Total current assets	28,144	26,699
Non-current
Mineral, royalty and other interests	395,533	374,206
Hod Maden interest	116,585	127,224
Investments	72,840	46,243
Deferred income tax assets	4,303	9,038
Other long-term assets	5,770	5,477
Total assets	623,175	588,887
Current
Trade and other payables	3,865	4,980
Non-current
Bank debt	45,000	0
Lease liabilities and other	3,414	510
Total liabilities	52,279	5,490
— EQUITY
Share capital	657,551	684,722
Reserves	20,466	20,712
Deficit	(2,866)	(19,263)
Accumulated other comprehensive loss	(104,255)	(102,774)
Total equity	570,896	583,397
Total liabilities and equity	$ 623,175	$ 588,887